Earnings / (Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Schedule of Earnings / (Loss) per share
	Six months ended June 30,
	2018	2019
Income / (Loss) :
Net income / (loss)	$20,628	$(45,515)

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	64,170,654	92,457,415
Basic earnings / (loss) per share	$0.32	$(0.49)

Effect of dilutive securities:
Dillutive effect of non vested shares	298,206	-
Weighted average common shares outstanding, diluted	64,468,860	92,457,415

Diluted earnings / (loss) per share	$0.32	$(0.49)